Fair Value Measurements	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 5 — Fair Value Measurements
The Company measures its financial assets and liabilities at fair value each reporting period using a fair value hierarchy that prioritizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
The Company uses the market approach to measure fair value for its financial assets and liabilities. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.
The carrying amounts of Company’s financial instruments, which include cash equivalents, accounts receivable, prepaid expenses, other current assets, accounts payable, accrued liabilities and certain other current liabilities approximate fair value because of their short-term maturities. As of December 31, 2023, the Company had issued and outstanding $18.6 million of liabilities related to its Company Warrants and Original Warrants and $63.5 million of Convertible Notes, both of which are recorded at fair value as of the period presented. The Company elected to account for the Convertible Notes on a fair value basis under ASC 825 to comprehensively value and streamline the accounting for the embedded conversion options. The Convertible Notes are measured at fair value using a Monte Carlo simulation model with inputs that are unobservable Level 3 inputs and reflect management’s judgments about assumptions that market participants would use to determine a current transaction price. The significant unobservable inputs utilized within the Monte Carlo simulation model for the fair value of the Convertible Notes include risk-adjusted discount rate, which considers the Company’s credit rating and risk and equity volatility, which considers an adjustment to the Company’s specific volatility when considering the volatility for convertible debt securities. The Company determined the Company Warrants and Original Warrants are liability classified on the consolidated balance sheets and, therefore, are recorded at fair value at each reporting period. The Company used the Black-Scholes option pricing model for determining the fair value of the Company Warrants and Original Warrants at each reporting period. Gains and losses associated with the changes to the fair value of the Convertible Notes and liabilities related to the Company Warrants and Original Warrants are recognized and presented separately on the consolidated statements of operations. See Note 7 —
Long-term Debt and Warrants
for additional information regarding the Company’s issuance of the Convertible Notes, the Company Warrants and the Original Warrants.
The following tables presents information about the Company’s assets and liabilities on December 31, 2023 and 2022, that are measured at fair value on a recurring basis:

in thousands	December 31, 2023
Description	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market account	$—	$—	$—	$—

Total financial assets	$—	$—	$—	$—

Liabilities:
Warrants to purchase common stock	$—	$—	$18,554	$18,554
Senior Convertible Notes			63,520	63,520

Total financial liabilities	$—	$—	$82,074	$82,074

	As of December 31, 2022
Description	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market account	$21,909	$—	$—	$21,909
Marketable securities
US Treasury securities	14,713	—	—	14,713
Corporate debt securities	—	16,915	—	16,915
Commercial paper	—	34,698	—	34,698
Asset backed securities	—	2,847	—	2,847

Total financial assets	$36,622	$54,460	$—	$91,082

Liabilities:
Contingent consideration	$—	$—	$33,900	$33,900

Total financial liabilities	$—	$—	$33,900	$33,900

The Company fully liquidated its portfolio of marketable securities in August 2023, resulting in an immaterial loss. As of December 31, 2023, the Company had no available-for-sale
marketable securities on its consolidated balance sheet.
The following is a summary of
available-for-sale
marketable securities as of and December 31, 2022:

in thousands	December 31, 2022
Description	Amortized Cost	Gross Unrealized Loss	Fair Value
U.S. Treasury securities	$14,763	$(50)	$14,713
Corporate debt securities	16,972	(57)	16,915
Commercial paper	34,698	—	34,698
Asset backed securities	2,850	(3)	2,847

Total available-for-sale marketable securities	$69,283	$(110)	$69,173

The following table presents the breakdown of the
available-for-sale
marketable securities in an unrealized loss position as of December 31, 2022.

in thousands	December 31, 2022
	Fair Value	Gross Unrealized Loss
U.S. Treasury securities
Less than 12 months	$14,713	$(50)

Total	$14,713	$(50)

Corporate debt securities
Less than 12 months	$16,915	$(57)

Total	$16,915	$(57)

Commercial paper
Less than 12 months	$34,698	$—

Total	$34,698	$—

Asset backed securities
Less than 12 months	$2,847	$(3)

Total	$2,847	$(3)

There were no realized gains or losses on
available-for-sale
securities during the year ended December 31, 2023.
The following table presents the fair value and amortized cost of available-for-sale
marketable securities as of December 31, 2022, due in one year:

	December 31, 2022
in thousands	Amortized Cost	Fair Value
Due in 1 year or less	$69,283	$69,173
The following table presents a summary of the changes in fair value of the Company’s Level 3 financial instruments:

in thousands	Warrants
Fair value as of December 31, 2022	$—
Recognition of warrants to purchase common stock at fair value	12,025
Loss on change in fair value of warrants	6,529

Fair value as of December 31, 2023	$18,554

in thousands	Senior Convertible Notes
Fair value as of December 31, 2022	$—
Issuance of convertible notes at fair value	41,560
Loss on change in fair value of convertible notes	21,960

Fair value as of December 31, 2023	$63,520

The $6.5 million loss on change in fair value of warrants during the year ended December 31, 2023 includes a $4.5 million gain that should have been recognized in the third quarter of 2023. The Company recorded this gain in the fourth quarter of 2023. The Company does not consider the adjustment material to either of the quarterly periods impacted.

in thousands	Contingent Consideration
Fair value as of December 31, 2022	$33,900
Gain on change in fair value of contingent consideration	(23,900)
Common stock issued in settlement of contingent consideration	(7,133)
Consideration paid on settlement of contingent consideration	(2,551)
Gain on settlement of contingent consideration	(316)

Fair value as of December 31, 2023	$—

in thousands	Contingent Consideration
Fair value as of December 31, 2021	$13,700
Loss on change in fair value of contingent consideration	20,200

Fair value as of December 31, 2022	$33,900

In connection with the Apollo Fusion, Inc. (“Apollo”) acquisition that occurred in July 2021, the Company was required to make contingent payments in cash and Class A Common Stock, subject to the Apollo assets achieving certain revenue and contract thresholds from the date of the acquisition through December 31, 2023. The fair value of the contingent consideration related to the acquisition of Apollo was classified as a Level 3 financial instrument since the acquisition date through June 30, 2023.
As of the closing date of July 1, 2021 and through the quarter ended March 31, 2023, the Company used a Monte Carlo simulation model to determine the fair value of the contingent consideration due to the significant variability of estimating future revenues and contracts during those prior periods. The Monte Carlo simulation considered assumptions including revenue volatility, risk free rates, discount rates and additional revenue discount rate. Additionally, other key assumptions used in the Monte Carlo simulation included forecasted revenues from new customers and probability of achieving them. The following table sets forth the significant assumptions utilized to determine the fair value of contingent consideration as of December 31, 2022:

December 31, 2022
Risk-free interest rate	4.14%
Expected revenue volatility	19.00%
Revenue discount rate	10.00%
Discount rate	7.50%
During the quarter ended June 30, 2023, given the limited number of months remaining in the earn-out
period with correspondingly fewer uncertainties, the Company estimated the fair value of the contingent consideration using its then current forecast of eligible revenues and contracts.
On August 14, 2023, the Company entered into a settlement agreement and general release (the “Apollo Settlement Agreement”) with the representative of the former stockholders of Apollo Fusion (the “Apollo Stockholders”) which provided for the settlement of the Company’s obligation to pay the contingent consideration to the Apollo Stockholders and a general release of both parties of all claims. The Settlement Agreement provided two settlement options which the Company may elect at its sole discretion: Option 1, on or before October 2, 2023, a $2.0 million cash payment in immediately available funds, plus the number of immediately freely tradeable shares rounded up to the nearest whole share, of Class A Common Stock, determined by dividing $8.0 million by the
10-day
volume weighted average price of the Company’s Class A Common Stock as traded on the Nasdaq Capital Market; or Option 2, under which, on or before October 2, 2023, the Company would make a $7.0 million cash payment in immediately available funds.
On September 29, 2023, the Company elected Option 1 to deliver to the Apollo Holders $2.0 million in immediately available funds and $8.0 million of immediately freely tradeable shares of the Company’s Class A Common Stock. Based on this settlement election, the contingent consideration liability was adjusted to $
10.0
 million.
On October 2, 2023, under the terms of Option 1, the Company- was required to issue 4,519,085 shares of Class A Common Stock based on the formula outlined above (the “Calculated Shares”). The issuance of the Calculated Shares would violate Nasdaq Listing Rule 5635(d) without prior stockholder approval. As a result, the Company and the representative of the Apollo Stockholders entered into an amendment to the Settlement Agreement on October 2, 2023. Under this amendment, the Company issued 3,708,520 shares of its Class A Common Stock (the “Settlement Shares”) and paid $2.0 million in immediately available funds to the Apollo Stockholders.
The Amendment provided the Company a period of
60 days
to obtain stockholder approval to issue shares of Class A Common Stock having an aggregate value of $0.9 million, plus interest accruing at a rate of 6.0% per annum (such aggregate amount being the “Shortfall Value”). The number of shares of Class A Common Stock to be issued would be determined by dividing the Shortfall Value by the
10-day
volume weighted average price of the Class A Common Stock.

On November 29, 2023, the Settlement Agreement was further amended (the “Second Amendment”) to provide that the Company would pay to the Apollo Stockholders, on or before December 1, 2023, the aggregate cash amount of $0.6 million, in full and complete satisfaction of all outstanding obligations under the Settlement Agreement, which includes the release of the Company from any further obligations to make payments of the contingent consideration under the Agreement and Plan of Merger between the Company and Apollo Fusion, among others, dated July 1, 2021. In November 2023, the Company recorded an additional gain of $0.3 million as the difference between
the Shortfall Value and the cash settlement amount under the Second Amendment. The Company paid the remaining $0.6 million due under the Second Amendment in December 2023.